Note 15 - Capital Management (Details Textual)	Jul. 31, 2025
Statement Line Items [Line Items]
Maximum percentage of credit risk-weighted assets for allowance	1.25%
Required minimum capital ratio, common equity tier 1	7.00%
Required minimum capital ratio, tier 1 capital	8.50%
Required minimum capital ratio, total capital	10.50%
Capital conservation buffer	2.50%
Minimum leverage ratio	3.00%